Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 27, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A
Prospectus [Line Items]
Average Annual Return, Percent		(2.51%)	0.95%	2.64%
Performance Inception Date	Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(7.08%)	(1.94%)	0.02%
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.43%)	(0.34%)	1.03%
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		1.46%	1.34%	2.60%
Performance Inception Date	Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R
Prospectus [Line Items]
Average Annual Return, Percent		2.86%	1.84%	2.95%
Performance Inception Date	Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent		3.38%	2.34%	3.47%
Performance Inception Date	Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent		3.57%	2.38%	3.52%
Performance Inception Date	Jun. 02, 2009
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent		3.61%	2.46%	3.59%
Performance Inception Date	Sep. 24, 2012
Invesco Balanced-Risk Commodity Strategy Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.39%)	5.85%	1.67%
Performance Inception Date	Nov. 30, 2010
Invesco Balanced-Risk Commodity Strategy Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.88%)	3.13%	0.20%
Invesco Balanced-Risk Commodity Strategy Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.15%	3.41%	0.66%
Invesco Balanced-Risk Commodity Strategy Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.64%	6.24%	1.63%
Performance Inception Date	Nov. 30, 2010
Invesco Balanced-Risk Commodity Strategy Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		5.20%	6.79%	1.99%
Performance Inception Date	Nov. 30, 2010
Invesco Balanced-Risk Commodity Strategy Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		5.72%	7.31%	2.49%
Performance Inception Date	Nov. 30, 2010
Invesco Balanced-Risk Commodity Strategy Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	7.33%	2.54%
Performance Inception Date	Nov. 30, 2010
Invesco Balanced-Risk Commodity Strategy Fund - CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent		5.83%	7.32%	2.57%
Performance Inception Date	Sep. 24, 2012
Invesco Core Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.16%)	(1.01%)	1.03%
Performance Inception Date	Apr. 15, 1988
Invesco Core Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.88%)	(2.63%)	(0.41%)
Invesco Core Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.27%)	(1.36%)	0.21%
Invesco Core Bond Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.39%	(0.87%)	0.83%
Performance Inception Date	Jul. 11, 1995
Invesco Core Bond Fund- Class R
Prospectus [Line Items]
Average Annual Return, Percent		1.87%	(0.41%)	1.19%
Performance Inception Date	Mar. 01, 2001
Invesco Core Bond Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.37%	0.14%	1.76%
Performance Inception Date	Apr. 27, 1998
Invesco Core Bond Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		2.40%	0.14%	1.63%	[1]
Performance Inception Date	May 24, 2019
Invesco Core Bond Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.43%	0.20%	1.82%
Performance Inception Date	Apr. 27, 2012
Invesco Developing Markets Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(6.82%)	(3.41%)	1.26%
Performance Inception Date	Nov. 18, 1996
Invesco Developing Markets Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(6.15%)	(3.46%)	1.21%
Invesco Developing Markets Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.35%)	(2.31%)	1.17%
Invesco Developing Markets Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		(3.09%)	(3.05%)	1.22%
Performance Inception Date	Nov. 18, 1996
Invesco Developing Markets Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		(1.63%)	(2.57%)	1.58%
Performance Inception Date	Mar. 01, 2001
Invesco Developing Markets Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		(1.12%)	(2.07%)	2.09%
Performance Inception Date	Sep. 07, 2005
Invesco Developing Markets Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		(1.05%)	(1.96%)	2.04%	[2]
Performance Inception Date	May 24, 2019
Invesco Developing Markets Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		(0.97%)	(1.93%)	2.26%
Performance Inception Date	Dec. 29, 2011
Invesco Discovery Mid Cap Growth Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		17.29%	8.74%	10.59%
Performance Inception Date	Nov. 01, 2000
Invesco Discovery Mid Cap Growth Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.04%	7.39%	9.18%
Invesco Discovery Mid Cap Growth Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.22%	6.82%	8.41%
Invesco Discovery Mid Cap Growth Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		22.22%	9.20%	10.56%
Performance Inception Date	Nov. 01, 2000
Invesco Discovery Mid Cap Growth Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		23.82%	9.72%	10.94%
Performance Inception Date	Mar. 01, 2001
Invesco Discovery Mid Cap Growth Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		24.41%	10.25%	11.49%
Performance Inception Date	Nov. 01, 2000
Invesco Discovery Mid Cap Growth Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		24.50%	10.33%	11.42%	[3]
Performance Inception Date	May 24, 2019
Invesco Discovery Mid Cap Growth Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		24.55%	10.40%	11.66%
Performance Inception Date	Feb. 28, 2013
Invesco Emerging Markets Local Debt Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(9.15%)	(2.64%)	0.43%
Performance Inception Date	Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(10.60%)	(3.98%)	(0.96%)
Invesco Emerging Markets Local Debt Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(5.39%)	(2.50%)	(0.25%)
Invesco Emerging Markets Local Debt Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		(6.56%)	(2.54%)	0.20%
Performance Inception Date	Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		(5.19%)	(2.05%)	0.58%
Performance Inception Date	Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		(4.70%)	(1.53%)	1.12%
Performance Inception Date	Jun. 30, 2010
Invesco Emerging Markets Local Debt Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		(4.70%)	(1.47%)	1.04%	[4]
Performance Inception Date	May 24, 2019
Invesco Emerging Markets Local Debt Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		(4.89%)	(1.47%)	1.19%
Performance Inception Date	Sep. 28, 2012
Invesco EQV Emerging Markets All Cap Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(6.12%)	(1.74%)	2.07%
Performance Inception Date	Jan. 11, 1994
Invesco EQV Emerging Markets All Cap Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(6.19%)	(2.22%)	1.77%
Invesco EQV Emerging Markets All Cap Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.25%)	(1.15%)	1.77%
Invesco EQV Emerging Markets All Cap Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		(2.38%)	(1.36%)	2.04%
Performance Inception Date	Mar. 01, 1999
Invesco EQV Emerging Markets All Cap Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		(0.42%)	(0.37%)	2.91%
Performance Inception Date	Oct. 03, 2008
Invesco EQV Emerging Markets All Cap Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent		(0.33%)	(0.31%)	3.00%
Performance Inception Date	Oct. 25, 2005
Invesco EQV Emerging Markets All Cap Fund - CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent		(0.29%)	(0.24%)	3.06%
Performance Inception Date	Sep. 24, 2012
Invesco Global Allocation Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.18%)	3.73%	4.30%
Performance Inception Date	Nov. 01, 1991
Invesco Global Allocation Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.49%)	2.32%	3.18%
Invesco Global Allocation Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.04%)	2.50%	3.05%
Invesco Global Allocation Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.80%	4.12%	4.26%
Performance Inception Date	Sep. 01, 1993
Invesco Global Allocation Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	4.65%	4.62%
Performance Inception Date	Mar. 01, 2001
Invesco Global Allocation Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		5.84%	5.17%	5.15%
Performance Inception Date	May 01, 2000
Invesco Global Allocation Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		6.01%	5.33%	5.12%	[5]
Performance Inception Date	May 24, 2019
Invesco Global Allocation Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	5.31%	5.32%
Performance Inception Date	Feb. 28, 2012
Invesco Global Infrastructure Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.85%	1.62%	3.49%
Performance Inception Date	May 02, 2014
Invesco Global Infrastructure Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.25%	1.12%	2.89%
Invesco Global Infrastructure Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.10%	1.20%	2.65%
Invesco Global Infrastructure Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		6.94%	1.99%	3.44%
Performance Inception Date	May 02, 2014
Invesco Global Infrastructure Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	2.50%	3.81%
Performance Inception Date	May 02, 2014
Invesco Global Infrastructure Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		9.12%	3.03%	4.33%
Performance Inception Date	May 02, 2014
Invesco Global Infrastructure Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		9.11%	3.03%	4.33%
Performance Inception Date	May 02, 2014
Invesco Global Infrastructure Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		9.03%	3.02%	4.32%
Performance Inception Date	May 02, 2014
Invesco Global Strategic Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.12%)	(1.05%)	0.99%
Performance Inception Date	Oct. 16, 1989
Invesco Global Strategic Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.54%)	(2.19%)	(0.39%)
Invesco Global Strategic Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.65%)	(1.27%)	0.16%
Invesco Global Strategic Income Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.51%	(0.95%)	0.81%
Performance Inception Date	May 26, 1995
Invesco Global Strategic Income Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		3.00%	(0.49%)	1.17%
Performance Inception Date	Mar. 01, 2001
Invesco Global Strategic Income Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		3.86%	0.07%	1.67%
Performance Inception Date	Jan. 26, 1998
Invesco Global Strategic Income Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		3.64%	0.14%	1.63%	[6]
Performance Inception Date	May 24, 2019
Invesco Global Strategic Income Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		3.63%	0.22%	1.81%
Performance Inception Date	Jan. 27, 2012
INVESCO Health Care Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.76%)	2.37%	4.58%
Performance Inception Date	Aug. 07, 1989
INVESCO Health Care Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.88%)	0.82%	2.95%
INVESCO Health Care Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.20%)	1.85%	3.41%
INVESCO Health Care Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.31%	2.76%	4.54%
Performance Inception Date	Mar. 01, 1999
INVESCO Health Care Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.22%	3.79%	5.44%
Performance Inception Date	Oct. 03, 2008
INVESCO Health Care Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.97%	3.53%	5.17%
Performance Inception Date	Jul. 15, 2005
INVESCO Health Care Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		4.30%	3.88%	5.44%	[7]
Performance Inception Date	Apr. 04, 2017
Invesco International Bond Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.45%)	(2.24%)	0.42%
Performance Inception Date	Jun. 15, 1995
Invesco International Bond Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.81%)	(3.02%)	(0.39%)
Invesco International Bond Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.45%)	(2.00%)	(0.02%)
Invesco International Bond Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.42%	(2.09%)	0.25%
Performance Inception Date	Jun. 15, 1995
Invesco International Bond Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	(1.63%)	0.61%
Performance Inception Date	Mar. 01, 2001
Invesco International Bond Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		2.42%	(1.13%)	1.12%
Performance Inception Date	Sep. 27, 2004
Invesco International Bond Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		2.43%	(1.02%)	1.04%	[8]
Performance Inception Date	May 24, 2019
Invesco International Bond Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.23%	(1.08%)	1.23%
Performance Inception Date	Jan. 27, 2012
Invesco Macro Allocation Strategy Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(3.91%)	(1.94%)	0.24%
Performance Inception Date	Aug. 28, 2013
Invesco Macro Allocation Strategy Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.13%)	(1.57%)	0.20%
Performance Inception Date	Aug. 28, 2013
Invesco Macro Allocation Strategy Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		1.46%	(1.06%)	0.56%
Performance Inception Date	Aug. 28, 2013
Invesco Macro Allocation Strategy Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		1.92%	(0.57%)	1.06%
Performance Inception Date	Sep. 26, 2012
Invesco Macro Allocation Strategy Fund - Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.57%)	(2.12%)	(0.85%)
Invesco Macro Allocation Strategy Fund - Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.15%	(1.04%)	0.05%
Invesco Macro Allocation Strategy Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		1.91%	(0.58%)	1.05%
Performance Inception Date	Aug. 28, 2013
Invesco Macro Allocation Strategy Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		1.78%	(0.58%)	1.04%
Performance Inception Date	Aug. 28, 2013
Invesco Multi-Asset Income Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		0.35%	(1.44%)	2.41%
Performance Inception Date	Dec. 14, 2011
Invesco Multi-Asset Income Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.09%)	(3.87%)	0.10%
Invesco Multi-Asset Income Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.20%	(2.07%)	0.87%
Invesco Multi-Asset Income Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	(1.10%)	2.38%
Performance Inception Date	Dec. 14, 2011
Invesco Multi-Asset Income Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		5.85%	(0.59%)	2.73%
Performance Inception Date	Dec. 14, 2011
Invesco Multi-Asset Income Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		6.38%	(0.09%)	3.24%
Performance Inception Date	Dec. 14, 2011
Invesco Multi-Asset Income Fund - CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	(0.10%)	3.24%
Performance Inception Date	Dec. 14, 2011
Invesco Multi-Asset Income Fund - CLASS R6
Prospectus [Line Items]
Average Annual Return, Percent		6.61%	0.00%	3.29%
Performance Inception Date	Sep. 24, 2012
Invesco Multi-Strategy Fund - Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.09%)	(0.05%)	0.85%
Performance Inception Date	Jan. 03, 1989
Invesco Multi-Strategy Fund - Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.73%)	(0.83%)	0.31%
Invesco Multi-Strategy Fund - Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.15%	(0.19%)	0.56%
Invesco Multi-Strategy Fund - Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.91%	0.32%	0.81%
Performance Inception Date	Sep. 01, 1993
Invesco Multi-Strategy Fund - Class R
Prospectus [Line Items]
Average Annual Return, Percent		5.47%	0.83%	1.16%
Performance Inception Date	Mar. 01, 2001
Invesco Multi-Strategy Fund - Class Y
Prospectus [Line Items]
Average Annual Return, Percent		5.95%	1.33%	1.67%
Performance Inception Date	Dec. 16, 1996
Invesco Multi-Strategy Fund - Class R5
Prospectus [Line Items]
Average Annual Return, Percent		6.19%	1.50%	1.65%	[9]
Performance Inception Date	May 24, 2019
Invesco Multi-Strategy Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent		6.15%	1.51%	1.85%
Performance Inception Date	Feb. 28, 2013
Custom Invesco Balanced Risk Allocation Style Index is composed of 60% MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	6.87%	6.75%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.49%	10.06%	9.23%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	6.77%	1.28%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(1.96%)	0.15%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.03%	0.23%	2.29%
FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.27%	(0.33%)	1.36%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	1.70%	3.64%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%	11.54%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
JP Morgan Government Bond Index - Emerging Markets (GBI-EM) Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(2.38%)	(1.86%)	0.43%
Bloomberg Global Aggregate ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(4.22%)	(3.37%)	(0.90%)
Custom Invesco Global Allocation Index is composed of 60% MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 40% Bloomberg Global Aggregate Bond USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.78%	6.51%	6.47%
Bloomberg Global Aggregate USD Hedged Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	0.48%	2.01%
Dow Jones Brookfield Global Infrastructure Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.93%	3.65%	4.69%
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.95%
S&P Composite 1500® Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.81%	7.70%	9.18%
MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	6.18%	7.33%
FTSE Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(5.32%)	(4.81%)	(1.53%)
Custom Invesco International Bond Index (50% FTSE Non-U.S. Dollar World Government Bond Index, 30% JP Morgan Government Bond Index-Emerging Markets Global Diversified Index and 20% JP Morgan EMBI Global Diversified Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(2.13%)	(2.87%)	0.07%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	0.12%	3.13%
Bloomberg 3-month Treasury Bellwether Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	2.51%	1.80%
Custom Invesco Multi-Asset Income Index is composed of 60% of the Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 40% of the MSCI World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.97%	4.42%	4.95%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.27%	2.81%	2.00%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[3]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[4]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[5]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[6]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[7]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[8]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.
[9]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.